Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Beginning Balance, Cost		$ 54		$ 31
Beginning Balance, Accumulated depreciation		9		2
Ending Balance, Net book value		202		45
Additions, Cost		182		23
Ending Balance, Cost		236		54
Depreciation, Accumulated depreciation		25		7
Ending Balance, Accumulated depreciation		34		9
Computers [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Beginning Balance, Cost		22		17
Beginning Balance, Accumulated depreciation		7		2
Ending Balance, Net book value		62		15
Additions, Cost		62		5
Ending Balance, Cost		84		22
Depreciation, Accumulated depreciation		15		5
Ending Balance, Accumulated depreciation		22		7
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Beginning Balance, Cost		7
Beginning Balance, Accumulated depreciation	[1]		[2]
Ending Balance, Net book value		6		7
Additions, Cost		0		7
Ending Balance, Cost		7		7
Depreciation, Accumulated depreciation		1			[1]
Ending Balance, Accumulated depreciation		1			[1],[2]
Laboratory equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Beginning Balance, Cost		6		4
Beginning Balance, Accumulated depreciation		1			[1]
Ending Balance, Net book value		56		5
Additions, Cost		58		2
Ending Balance, Cost		64		6
Depreciation, Accumulated depreciation		7		1
Ending Balance, Accumulated depreciation		8		1
Furniture and office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Beginning Balance, Cost		19		10
Beginning Balance, Accumulated depreciation		1
Ending Balance, Net book value		78		18
Additions, Cost		62		9
Ending Balance, Cost		81		19
Depreciation, Accumulated depreciation		2		1
Ending Balance, Accumulated depreciation		$ 3		$ 1

[1]	Less than one thousand dollars
[2]	Less than thousand dollars